Cash and balances with the Brazilian Central Bank	12 Months Ended
Dec. 31, 2018
Cash and balances with the Brazilian Central Bank [Abstract]
Cash and balances with the Brazilian Central Bank

4.         Cash and balances with the Brazilian Central Bank

Thousand of reais	2018	2017	2016

Cash and cash equivalents	19,463,587	4,661,348	3,316,800
of which:
Cash	4,235,096	4,661,348	3,316,800
Cash and Foreign currency application abroad	15,228,491	15,980,973	11,366,935
Central Bank compulsory deposits (2) (3)	12,252,758	13,482,432	11,600,834
Total	31,716,345	34,124,753	26,284,569

(1) Includes securities purchased under agreements to resell, long term and not considered cash equivalents.

(2) Central Bank compulsory deposits relate to a minimum balance that financial institutions are required to maintain with Bacen based on a percentage of deposits received from third parties, considered as restricted use of resources.

(3) In 2018, the balances related to the compulsory deposits of time deposits were reclassified to Loans and amounts due from credit institutions for a better presentation and, consequently, the respective comparative balances were also reclassified.